SCHEDULE OF INVESTMENTS (Details) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Schedule of Investments [Line Items]
Total	$ 2,818,152	$ 1,686,705
Equity Funds [Member]
Schedule of Investments [Line Items]
Total	2,596,740	1,438,906
Private Equity Funds [Member]
Schedule of Investments [Line Items]
Total	207,750	198,909
Silent Partnerships [Member]
Schedule of Investments [Line Items]
Total	$ 13,662	$ 48,890